Form N-1A Supplement	Sep. 10, 2026
Global X Funds | Global X MLCC & Electronic Components ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the "Trust")

Global X MLCC & Electronic Components ETF (MLCC) (the "Fund")

Supplement dated September 29, 2026 to the Summary Prospectus dated September 10, 2026 and the Statutory Prospectus dated September 9, 2026, each as supplemented or amended from time to time, of the Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

Effective immediately, the expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$77	$240

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE